Note 15 - Commitments and Contingencies - Financial Instruments Outstanding Whose Contract Amount Represents Credit Risk (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Standby Letters of Credit	$ 1,551,000	$ 1,588,212
Loan Origination Commitments [Member]
Commitments to Extend Credit	$ 71,359,000	$ 67,889,000